DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of key assumptions used in binomial tree model to estimate fair value

December 31,
Valuation Date	2019
Price of Common Shares	$5.41
Dividend Yield	0%
Historical volatility of Common Shares	129.54%
Historical volatility of index	11.65%
Volatility input	70.59%
Risk-free rate	1.79%
Credit spread	23.00%

Valuation Date	December 31, 2021	December 31, 2020	December 31, 2019	May 16, 2019
Price of Common Shares	$0.47	$0.95	$5.41	$49.46
Dividend Yield	0%	0%	0%	0%
Historical volatility of Common Shares	93.47%	103.42%	124.77%	142.38%
Historical volatility of index	13.44%	23.11%	13.76%	15.66%
Volatility input	53.45%	63.26%	69.26%	79.02%
Risk-free rate	0.67%	0.19%	1.65%	2.13%
Credit spread	14.89%	18.18%	27.15%	19.64%

	December 31,	December 31,	May 28,
Valuation Date	2021	2020	2020
Price of Common Shares	$0.47	$0.95	$2.86
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	91.91%	116.72%	127.50%
Historical volatility of index	21.86%	20.74%	18.91%
Volatility input	56.89%	68.73%	73.21%
Risk-free rate	1.02%	0.26%	0.32%
Credit spread	11.13%	14.42%	19.35%

Convertible Notes.
Disclosure of detailed information about financial instruments [line items]
Schedule of carrying amounts of derivative financial liabilities and convertible notes

The carrying amounts for the 2017 derivative warrant liability from financing are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Balance, Derivative financial liability January 1, 2019	$35,693	$82,523	$72,087	$190,303
Less:
Exercise of 822,192 Series C Warrants	(5,638)	—	—	(5,638)
Fair value adjustment, March 31, 2019	(5,575)	(5,253)	(6,677)	(17,505)
Cancellation of 35,950,340 Series A Warrants	(24,480)	(77,270)	—	(101,750)
Cancellation of 22,431,506 Series E Warrants	—	—	(65,410)	(65,410)
Balance, derivative warrant liability from financing as at December 31, 2019, 2020 and 2021	$—	$—	$—	$—

2017 Convertible Notes
Balance, convertible notes January 1, 2019	14,617,336
Less: Exercise of 11,197,000 convertible notes	(13,095,938)
Fair value adjustment	3,878,791
Balance, convertible notes December 31, 2019	$5,400,189
Fair value adjustment, (unrealized) loss due to changes in credit spread	(17,122)
Fair value adjustment, March 31, 2020 unrealized gain	(1,599,573)
Balance, convertible notes March 31, 2020	$3,783,494
Less: Exercise of 1,016,000 convertible notes	(1,293,093)
Fair value adjustment Settlement Warrants	(807,977)
Fair value adjustment at maturity realized loss	1,214,576
Re-payment of convertible note	(2,897,000)
Balance, convertible notes December 31, 2020 and 2021	$—
2017 Convertible Notes, current	$—
2017 Convertible Notes, non-current	$—

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

2019 Convertible Notes
Fair value, May 16, 2019	$9,775,000
Fair value adjustment,	(509,520)
Balance, convertible notes December 31, 2019	$9,265,480
Re-payment of convertible note July 23 conversion	(3,613,341)
Re-payment of convertible note August 17 conversion	(1,263,884)
Fair value adjustment, Repayment warrants	(161,720)
alized loss	39,730
Fair value adjustment, realized loss	636,154
Fair value adjustment, unrealized loss due to changes in credit spread	1,292,938
Balance, convertible notes December 31, 2020	$6,195,357
Fair value adjustment, unrealized loss	104,038
Fair value adjustment, unrealized loss due to changes in credit spread	288,034
Balance, convertible notes December 31, 2021	$6,587,429

	December 31,	December 31,	December 31,
Presented on the consolidated statements of financial position as:	2021	2020	2019
2019 Convertible Notes, current	$38,633	$38,633	$1,090,561
2019 Convertible Notes, non-current	$6,548,796	$6,156,724	$8,174,919

2020 Convertible Notes
Fair value, May 26, 2020	6,449,634
Deferred loss	(3,511,670)
Amortization of deferred loss	516,938
Fair value adjustment, unrealized gain	(1,075,620)
Fair value adjustment, realized loss	37,525
Fair value adjustment, unrealized loss due to changes in credit spread	199,395
Balance, convertible notes December 31, 2020	$2,616,202
Amortization of deferred loss	877,916
Fair value adjustment, unrealized gain	(18,134)
Fair value adjustment, realized loss	3,062
Fair value adjustment, unrealized gain due to changes in credit spread	(18,726)
Balance, convertible notes December 31, 2021	$3,460,320

Derivative warrant liability
Disclosure of detailed information about financial instruments [line items]
Schedule of carrying amounts of derivative financial liabilities and convertible notes

January 2020 Warrants
Inception of the January 2020 Warrants (see Note 18(e))	6,145,620
Deferred loss	(223,791)
January 31 exercise 1,241,490 pre-funded warrants	(3,885,746)
Fair value adjustment, January 31 realized gain	(422,102)
Derecognition of deferred loss	93,813
May 28 exercise 1,185,000 Series A; 991,940 Series B	(969,133)
Fair value adjustment, May 28 realized loss	957,847
Derecognition of deferred loss	76,473
Amortization of deferred loss	63,064
Fair value adjustment, unrealized gain	(1,824,698)
Balance, December 31, 2020	$11,347
Amortization of deferred loss	20,504
Fair value adjustment, unrealized gain	(1,616)
Balance, December 31, 2021	$30,235
Number of warrants outstanding as of December 31, 2021	250,000
May 2020 Warrants
Inception of the May 2020 Warrants (see Note 18(e))	4,526,732
Deferred loss	(2,464,696)
July 23 exercise 1,424,049 warrants	(2,082,598)
August 17 exercise of 501,000 warrants	(565,221)
Derecognition of deferred loss	1,843,332
Amortization of deferred loss	126,997
Fair value adjustment, unrealized gain	(1,641,185)
Balance,December 31, 2020	$(256,639)
Amortization of deferred loss	141,414
Fair value adjustment, unrealized gain	(231,862)
Balance, December 31, 2021	$(347,087)
Number of warrants outstanding as of December 31, 2021	648,910
June 2020 Warrants
Inception of the June 2020 Warrants (see Note 18(e))	2,404,957
Deferred loss	(448,877)
Amortization of deferred loss	121,751
Fair value adjustment, unrealized gain	(2,127,007)
Balance, December 31, 2020	$(49,176)
Amortization of deferred loss	180,220
Fair value adjustment, unrealized gain	(235,947)
Balance, December 31, 2021	$(104,903)
Number of warrants outstanding as of December 31, 2021	2,912,277
August 2020 Warrants
Inception of the August 2020 Warrants (see Note 18(e))	3,511,115
Deferred loss	(3,167,758)
Amortization of deferred loss	611,854
Fair value adjustment, unrealized gain	(3,150,303)
Balance, December 31, 2020	$(2,195,092)
February 12 exercise of 125,000 warrants	(80,856)
Derecognition of deferred loss	87,118
Fair value adjustment, February 12 realized gain	(48,244)
Amortization of deferred loss	1,250,393
Fair value adjustment, unrealized gain	(177,403)
Balance, December 31, 2021	$(1,164,084)
Number of warrants outstanding as of December 31, 2021	3,274,579
December 2020 Warrants
Inception of the December 2020 Warrants (see Note 18(e))	2,051,657
Deferred loss	(1,278,414)
Amortization of deferred loss	40,279
Fair value adjustment, unrealized loss	370,769
Balance, December 31, 2020	$1,184,291
February 12 exercise of 1,828,479 warrants	(2,545,349)
Derecognition of deferred loss	341,242
Fair value adjustment, February 12 realized loss	1,943,274
Amortization of deferred loss	401,539
Fair value adjustment, unrealized gain	(1,375,260)
Balance, December 31, 2021	$(50,263)
Number of warrants outstanding as of December 31, 2021	4,402,324
2020 Repayment Warrants
Inception of the 2020 Repayment Warrants (see Note 18(e))	161,720
Fair value adjustment, unrealized gain	(152,272)
Balance, December 31, 2020	$9,448
Fair value adjustment, unrealized gain	(9,374)
Balance, December 31, 2021	$74
Number of warrants outstanding as of December 31, 2021	650,296
2020 Settlement Warrants
Inception of the 2020 Settlement Warrants (see Note 18(e))	807,977
Fair value adjustment, unrealized gain	(606,304)
Balance, December 31, 2020	$201,673
Fair value adjustment, unrealized gain	(197,134)
Balance, December 31, 2021	$4,539
Number of warrants outstanding as of December 31, 2021	500,000

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The following table lists 2020 Convertible notes and warrants and derivative warrant liabilities outstanding as at December 31, 2021:

Convertible notes – 2020 Convertible notes	$3,460,320
Derivative liability – 2020 January warrants	30,235
Derivative liability – 2020 May warrants	(347,087)
Derivative liability – 2020 June warrants	(104,903)
Derivative liability – 2020 August warrants	(1,164,084)
Derivative liability – 2020 December warrants	(50,263)
Derivative liability – 2020 Repayment warrants	74
Derivative liability – 2020 Settlement warrants	4,539
Balance, 2020 Convertible notes and warrants and derivative liabilities December 31, 2021	$1,828,831

Presented on the consolidated statements of financial position as:
2020 Convertible notes, warrants and derivative liabilities, current	$40,587
2020 Convertible notes, warrants and derivative liabilities, non-current	$1,788,244

The following table lists 2020 Convertible notes and warrants and derivative warrant liabilities outstanding as at December 31, 2020:

Convertible notes – 2020 Convertible notes	$2,616,202
Derivative liability – 2020 January warrants	11,347
Derivative liability – 2020 May warrants	(256,639)
Derivative liability – 2020 June warrants	(49,176)
Derivative liability – 2020 August warrants	(2,195,092)
Derivative liability – 2020 December warrants	1,184,291
Derivative liability – 2020 Repayment warrants	9,448
Derivative liability – 2020 Settlement warrants	201,673
Balance, 2020 Convertible notes and warrants and derivative liabilities December 31, 2020	$1,522,054

Presented on the consolidated statements of financial position as:
2020 Convertible notes, warrants and derivative liabilities, current	$37,525
2020 Convertible notes, warrants and derivative liabilities, non-current	$1,484,529

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The carrying amounts for the 2021 derivative warrant liability from financing are as follows:

February 2021 Warrants
Inception of the February 2021 Warrants (see Note 18(e))	$15,666,819
Deferred loss	(15,666,819)
Amortization of deferred loss	5,768,343
Fair value adjustment, unrealized gain	(15,261,310)
Balance, December 31, 2021	$(9,492,967)

Number of warrants outstanding as of December 31, 2021	18,000,000

Presented on the consolidated statements of financial position as:
Deferred loss on 2021 derivative warrant liabilities	$9,898,475
2021 Derivative warrant liabilities	$405,508